Employee Benefits - Summary of Plan Investment Assets Measured at Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Level 3 [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	$ 1	$ 1	$ 2	$ 4
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	3,769	3,355	3,187
Plan assets measured at fair value, excluding assets not classified in fair hierarchy	1,477	1,779
Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	49	64
Pension Plans [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	939	826
Pension Plans [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value		178
Pension Plans [Member] | Mid Small Cap Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value		146
Pension Plans [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value		123
Pension Plans [Member] | Real Estate Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	169	163
Pension Plans [Member] | Collective Investment Funds Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	977	679
Pension Plans [Member] | Collective Investment Fund Mid-Small Cap Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	303	68
Pension Plans [Member] | Collective Investment Fund Emerging Markets Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value		75
Pension Plans [Member] | Collective Investment Funds International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	725	533
Pension Plans [Member] | Debt Securities Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	164	197
Pension Plans [Member] | Emerging Markets Equity Mutual Fund Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	155	81
Pension Plans [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	188	171
Pension Plans [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	99	50
Pension Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	1	1
Pension Plans [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value, excluding assets not classified in fair hierarchy	580	1,035
Pension Plans [Member] | Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	49	64
Pension Plans [Member] | Level 1 [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	362	361
Pension Plans [Member] | Level 1 [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value		178
Pension Plans [Member] | Level 1 [Member] | Mid Small Cap Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value		146
Pension Plans [Member] | Level 1 [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value		123
Pension Plans [Member] | Level 1 [Member] | Real Estate Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	169	163
Pension Plans [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value, excluding assets not classified in fair hierarchy	896	743
Pension Plans [Member] | Level 2 [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	577	465
Pension Plans [Member] | Level 2 [Member] | Debt Securities Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	164	197
Pension Plans [Member] | Level 2 [Member] | Emerging Markets Equity Mutual Fund Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	155	81
Pension Plans [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value, excluding assets not classified in fair hierarchy	1	1
Pension Plans [Member] | Level 3 [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	1	1
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	82	82	$ 85
Postretirement Welfare Plan [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	82	82
Plan assets measured at fair value, excluding assets not classified in fair hierarchy	82	82
Postretirement Welfare Plan [Member] | Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	$ 82	$ 82